Significant Accounting Policies and Practices - Schedule of Relevant Assets and Liabilities (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities	$ 251,983	$ 67,676
Total assets	251,983	67,676
Derivative liabilities
Total liabilities
Fair Value, Recurring [Member] | Level 1 [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities	251,983	67,676
Total assets	251,983	67,676
Derivative liabilities
Total liabilities
Fair Value, Recurring [Member] | Level 2 [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities
Total assets
Derivative liabilities
Total liabilities
Fair Value, Recurring [Member] | Level 3 [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities
Total assets
Derivative liabilities	1,668,038
Total liabilities	1,668,038
Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets	15,304,809	108,965
Intangible assets	7,486,004	103,550
Goodwill	7,818,805	5,415
Fair Value, Nonrecurring [Member] | Level 1 [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets
Intangible assets
Goodwill
Fair Value, Nonrecurring [Member] | Level 2 [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets
Intangible assets
Goodwill
Fair Value, Nonrecurring [Member] | Level 3 [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets	15,304,809	108,965
Intangible assets	7,486,004	103,550
Goodwill	$ 7,818,805	$ 5,415